UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                 11.6%
--------------------------------------------------------------------------------
Commercial Banks                                                           7.9
--------------------------------------------------------------------------------
Diversified Financial Services                                             7.6
--------------------------------------------------------------------------------
Insurance                                                                  5.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                            5.6
--------------------------------------------------------------------------------
Health Care Providers & Services                                           4.0
--------------------------------------------------------------------------------
Computers & Peripherals                                                    3.7
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   3.5
--------------------------------------------------------------------------------
Software                                                                   3.4
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   3.1

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          3.4%
--------------------------------------------------------------------------------
General Electric Co.                                                       2.6
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.1
--------------------------------------------------------------------------------
Intel Corp.                                                                1.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            1.8
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.7
--------------------------------------------------------------------------------
Bank of America Corp.                                                      1.7
--------------------------------------------------------------------------------
Pfizer, Inc.                                                               1.7
--------------------------------------------------------------------------------
Chevron Corp.                                                              1.3
--------------------------------------------------------------------------------
International Business Machines Corp.                                      1.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Financials                        22.9%

   Information Technology            13.5

   Energy                            12.7

   Health Care                       12.5

   Industrials                       10.6

   Consumer Discretionary            10.5

   Consumer Staples                   7.8

   Utilities                          3.5

   Materials                          3.2

   Telecommunication Services         2.8

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended July 31, 2005, Oppenheimer Main Street Opportunity Fund produced slightly lower returns than its benchmark, the Russell 3000 Index. We attributed the Fund's relative performance primarily to its overweighed position in mega-cap stocks during a time in which large-, mid- and small-cap stocks provided higher returns.

      In March 2004, before the start of the reporting period, the Fund's quantitative models began to indicate that the cycle of small-cap outperformance that began in 1999 was likely to end. Accordingly, we gradually increased the Fund's weighted average market capitalization from $28.3 billion on December 31, 2003 to $94 billion as of March 31, 2005, an increase of 232%. Much of this increase was achieved through greater emphasis on mega-cap stocks. However, mid-cap stocks produced better performance than any other capitalization category during the reporting period, and mega-cap produced the lowest returns. As a result, the Fund's emphasis on mega-cap stocks detracted from its relative performance.

      Between March 31, 2005 and July 31, 2005, we reduced the Fund's weighted average market capitalization to $78 billion. This reduction did not represent a change in strategy, however. Rather, we shifted some assets from the mega-cap category to the large-cap category in order to achieve a better balance relative to the benchmark.

      Weakness related to the Fund's larger weighted average market capitalization was partially offset by stronger results from the Fund's security selection strategy. Holdings in the energy and consumer discretionary areas fared particularly well. Conversely, the health care and financials area detracted modestly from the Fund's relative performance.

      As of the end of the reporting period, our quantitative process has led us to overweight the energy and financials sectors, and underweight the consumer discretionary and information technology areas relative to the Russell 3000 benchmark. In addition, the fund remains broadly diversified, with 828 holdings as of July 31, 2005.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2005. In the case of Class A, Class B, Class C, and Class Y, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares,


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class A)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer Main Street
                           Opportunity Fund(R)     Russell 3000
                              (Class A)                Index
   09/25/2000                   9,425                10,000
   10/31/2000                   9,218                 9,858
   01/31/2001                   9,714                 9,411
   04/30/2001                   9,638                 8,635
   07/31/2001                   9,874                 8,403
   10/31/2001                   9,214                 7,377
   01/31/2002                  10,015                 7,956
   04/30/2002                  10,459                 7,708
   07/31/2002                   8,752                 6,508
   10/31/2002                   8,544                 6,318
   01/31/2003                   8,346                 6,167
   04/30/2003                   8,931                 6,629
   07/31/2003                  10,091                 7,288
   10/31/2003                  11,270                 7,815
   01/31/2004                  12,345                 8,457
   04/30/2004                  11,986                 8,294
   07/31/2004                  11,968                 8,258
   10/31/2004                  12,383                 8,557
   01/31/2005                  13,062                 9,027
   04/30/2005                  12,816                 8,873
   07/31/2005                  13,901                 9,654

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALE CHARGE OF THE FUND AT 7/31/05

1-Year  9.48%    Since Inception (9/25/00)  7.03%


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class B)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Main Street
                            Opportunity Fund(R)      Russell 3000
                                (Class B)               Index
   09/25/2000                    10,000                10,000
   10/31/2000                     9,780                 9,858
   01/31/2001                    10,280                 9,411
   04/30/2001                    10,180                 8,635
   07/31/2001                    10,400                 8,403
   10/31/2001                     9,700                 7,377
   01/31/2002                    10,520                 7,956
   04/30/2002                    10,960                 7,708
   07/31/2002                     9,150                 6,508
   10/31/2002                     8,920                 6,318
   01/31/2003                     8,700                 6,167
   04/30/2003                     9,290                 6,629
   07/31/2003                    10,470                 7,288
   10/31/2003                    11,670                 7,815
   01/31/2004                    12,760                 8,457
   04/30/2004                    12,360                 8,294
   07/31/2004                    12,310                 8,258
   10/31/2004                    12,720                 8,557
   01/31/2005                    13,378                 9,027
   04/30/2005                    13,107                 8,873
   07/31/2005                    13,978                 9,654

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALE CHARGE OF THE FUND AT 7/31/05

1-Year  10.17%    Since Inception (9/25/00)  7.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class C)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Main Street
                            Opportunity Fund(R)      Russell 3000
                                (Class C)               Index
   09/25/2000                    10,000                10,000
   10/31/2000                     9,780                 9,858
   01/31/2001                    10,280                 9,411
   04/30/2001                    10,180                 8,635
   07/31/2001                    10,400                 8,403
   10/31/2001                     9,690                 7,377
   01/31/2002                    10,510                 7,956
   04/30/2002                    10,960                 7,708
   07/31/2002                     9,150                 6,508
   10/31/2002                     8,920                 6,318
   01/31/2003                     8,700                 6,167
   04/30/2003                     9,290                 6,629
   07/31/2003                    10,480                 7,288
   10/31/2003                    11,680                 7,815
   01/31/2004                    12,780                 8,457
   04/30/2004                    12,380                 8,294
   07/31/2004                    12,340                 8,258
   10/31/2004                    12,750                 8,557
   01/31/2005                    13,418                 9,027
   04/30/2005                    13,147                 8,873
   07/31/2005                    14,228                 9,654

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALE CHARGE OF THE FUND AT 7/31/05

1-Year  14.30%    Since Inception (9/25/00)  7.54%


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class N)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Main Street
                            Opportunity Fund(R)      Russell 3000
                                (Class N)               Index
   03/01/2001                    10,000                10,000
   04/30/2001                    10,376                10,098
   07/31/2001                    10,620                 9,827
   10/31/2001                     9,909                 8,627
   01/31/2002                    10,762                 9,304
   04/30/2002                    11,220                 9,014
   07/31/2002                     9,380                 7,611
   10/31/2002                     9,157                 7,389
   01/31/2003                     8,943                 7,212
   04/30/2003                     9,563                 7,753
   07/31/2003                    10,793                 8,523
   10/31/2003                    12,053                 9,139
   01/31/2004                    13,191                 9,891
   04/30/2004                    12,795                 9,700
   07/31/2004                    12,764                 9,657
   10/31/2004                    13,191                10,008
   01/31/2005                    13,899                10,557
   04/30/2005                    13,624                10,377
   07/31/2005                    14,758                11,290

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALE CHARGE OF THE FUND AT 7/31/05

1-Year  14.62%    Since Inception (3/1/01)  9.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class Y)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer Main Street
                            Opportunity Fund(R)      Russell 3000
                                (Class Y)               Index
   09/25/2000                    10,000                10,000
   10/31/2000                     9,780                 9,858
   01/31/2001                    10,314                 9,411
   04/30/2001                    10,233                 8,635
   07/31/2001                    10,494                 8,403
   10/31/2001                     9,803                 7,377
   01/31/2002                    10,654                 7,956
   04/30/2002                    11,135                 7,708
   07/31/2002                     9,322                 6,508
   10/31/2002                     9,112                 6,318
   01/31/2003                     8,912                 6,167
   04/30/2003                     9,553                 6,629
   07/31/2003                    10,804                 7,288
   10/31/2003                    12,086                 7,815
   01/31/2004                    13,247                 8,457
   04/30/2004                    12,877                 8,294
   07/31/2004                    12,877                 8,258
   10/31/2004                    13,338                 8,557
   01/31/2005                    14,077                 9,027
   04/30/2005                    13,826                 8,873
   07/31/2005                    14,992                 9,654

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 7/31/05

1-Year  16.43%    Since Inception (9/25/00)  8.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                          BEGINNING           ENDING           EXPENSES
                          ACCOUNT             ACCOUNT          PAID DURING
                          VALUE               VALUE            6 MONTHS ENDED
                          (2/1/05)            (7/31/05)        JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual            $1,000.00           $1,064.30        $ 5.65
--------------------------------------------------------------------------------
Class A Hypothetical       1,000.00            1,019.34          5.52
--------------------------------------------------------------------------------
Class B Actual             1,000.00            1,059.80         10.01
--------------------------------------------------------------------------------
Class B Hypothetical       1,000.00            1,015.12          9.79
--------------------------------------------------------------------------------
Class C Actual             1,000.00            1,060.40          9.49
--------------------------------------------------------------------------------
Class C Hypothetical       1,000.00            1,015.62          9.29
--------------------------------------------------------------------------------
Class N Actual             1,000.00            1,061.80          7.85
--------------------------------------------------------------------------------
Class N Hypothetical       1,000.00            1,017.21          7.68
--------------------------------------------------------------------------------
Class Y Actual             1,000.00            1,065.00          4.31
--------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00            1,020.63          4.22

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          1.10%
--------------------------
Class B          1.95
--------------------------
Class C          1.85
--------------------------
Class N          1.53
--------------------------
Class Y          0.84

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--98.5%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
-------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                       30,600     $      1,363,230
-------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                15,500              269,855
-------------------------------------------------------------------------------
Modine Manufacturing Co.                            10,900              393,163
-------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                 20,000              393,600
-------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                          39,000              735,540
-------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                      5,700              151,791
                                                               ----------------
                                                                      3,307,179

-------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                     737,600            7,921,824
-------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                   35,700            1,634,703
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Ameristar Casinos, Inc.                             28,000              821,240
-------------------------------------------------------------------------------
Bob Evans Farms, Inc.                               45,300            1,148,808
-------------------------------------------------------------------------------
Brinker International, Inc. 1                        5,600              229,040
-------------------------------------------------------------------------------
CBRL Group, Inc.                                     7,800              305,526
-------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                           37,850            1,450,034
-------------------------------------------------------------------------------
Choice Hotels International, Inc.                   10,400              689,728
-------------------------------------------------------------------------------
CKE Restaurants, Inc.                               66,700              864,432
-------------------------------------------------------------------------------
Darden Restaurants, Inc.                            71,700            2,487,990
-------------------------------------------------------------------------------
Hilton Hotels Corp.                                 98,700            2,442,825
-------------------------------------------------------------------------------
IHOP Corp.                                          16,300              715,896
-------------------------------------------------------------------------------
International Game Technology                       20,200              552,672
-------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                       44,600            1,248,800
-------------------------------------------------------------------------------
Jack in the Box, Inc. 1                             26,000              989,300
-------------------------------------------------------------------------------
La Quinta Corp. 1                                   56,700              510,300
-------------------------------------------------------------------------------
Landry's Restaurants, Inc.                          21,900              682,185

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Marriott International, Inc., Cl. A                 62,600     $      4,286,222
-------------------------------------------------------------------------------
McDonald's Corp.                                   347,500           10,831,575
-------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                 208,000            9,453,600
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                    1,200               68,388
-------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                        47,900            1,712,425
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.           81,000            5,128,920
-------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                36,100            1,025,601
-------------------------------------------------------------------------------
Wendy's International, Inc.                         45,700            2,362,690
-------------------------------------------------------------------------------
Yum! Brands, Inc.                                  123,800            6,480,930
                                                               ----------------
                                                                     56,489,127

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
American Greetings Corp., Cl. A                     42,000            1,068,480
-------------------------------------------------------------------------------
Black & Decker Corp.                                26,100            2,357,091
-------------------------------------------------------------------------------
Blount International, Inc. 1                         1,400               24,612
-------------------------------------------------------------------------------
Centex Corp.                                        24,800            1,834,704
-------------------------------------------------------------------------------
D.R. Horton, Inc.                                  146,333            6,011,360
-------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                          4,900              161,700
-------------------------------------------------------------------------------
Furniture Brands International, Inc.                29,300              561,388
-------------------------------------------------------------------------------
KB Home                                             18,300            1,498,953
-------------------------------------------------------------------------------
Lennar Corp., Cl. A                                 26,200            1,762,474
-------------------------------------------------------------------------------
MDC Holdings, Inc.                                  10,900              931,078
-------------------------------------------------------------------------------
Mestek, Inc. 1                                       2,300               55,200
-------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                             26,100              649,107
-------------------------------------------------------------------------------
NVR, Inc. 1                                          1,300            1,219,400
-------------------------------------------------------------------------------
Pulte Homes, Inc.                                   12,000            1,123,440
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                            31,600            2,553,280
-------------------------------------------------------------------------------
Standard Pacific Corp.                              15,600            1,488,084
-------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                  24,700              425,087


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Toll Brothers, Inc. 1                               24,400     $      1,352,248
-------------------------------------------------------------------------------
Tupperware Corp.                                    43,000              917,190
-------------------------------------------------------------------------------
Whirlpool Corp.                                      5,700              455,886
-------------------------------------------------------------------------------
Yankee Candle, Inc. (The)                           13,600              412,080
                                                               ----------------
                                                                     26,862,842

-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
eBay, Inc. 1                                        17,500              731,150
-------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                          5,100              104,040
                                                               ----------------
                                                                        835,190

-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co.                                   38,300            1,024,142
-------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                          36,100              699,979
-------------------------------------------------------------------------------
Nautilus, Inc. 2                                    40,900            1,139,474
-------------------------------------------------------------------------------
Oakley, Inc.                                         9,700              181,196
-------------------------------------------------------------------------------
SCP Pool Corp.                                       2,300               83,812
                                                               ----------------
                                                                      3,128,603

-------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc.                                      28,400            1,178,600
-------------------------------------------------------------------------------
Catalina Marketing Corp.                            49,400            1,182,142
-------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                             235,500            7,236,915
-------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1                 17,600              361,328
-------------------------------------------------------------------------------
Gannett Co., Inc.                                   12,900              941,184
-------------------------------------------------------------------------------
Getty Images, Inc. 1                                16,200            1,308,150
-------------------------------------------------------------------------------
Harte-Hanks, Inc.                                   27,300              742,560
-------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                   4,100               47,437
-------------------------------------------------------------------------------
Journal Communications, Inc.                         4,700               75,200
-------------------------------------------------------------------------------
Liberty Corp.                                       10,500              405,825
-------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                       128,000            5,889,280
-------------------------------------------------------------------------------
Media General, Inc., Cl. A                           7,200              493,200

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
MEDIA Continued
Meredith Corp.                                      32,400     $      1,603,800
-------------------------------------------------------------------------------
News Corp., Inc., Cl. A                             98,000            1,605,240
-------------------------------------------------------------------------------
NTL, Inc. 1                                          5,200              346,476
-------------------------------------------------------------------------------
Omnicom Group, Inc.                                  1,100               93,357
-------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                              21,100            1,382,050
-------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A,
Non-Vtg.                                            49,600              805,504
-------------------------------------------------------------------------------
Scholastic Corp. 1                                  10,000              369,700
-------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A                                  34,300              308,700
-------------------------------------------------------------------------------
Time Warner, Inc. 1                                626,600           10,664,732
-------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                318,029           10,650,791
-------------------------------------------------------------------------------
Walt Disney Co. (The)                              176,100            4,515,204
-------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                    32,400            1,388,340
                                                               ----------------
                                                                     53,595,715

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Big Lots, Inc. 1                                    59,900              776,903
-------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                              66,000            1,508,760
-------------------------------------------------------------------------------
Federated Department Stores, Inc.                  120,300            9,127,161
-------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                143,500            8,056,090
-------------------------------------------------------------------------------
Nordstrom, Inc.                                     96,000            3,552,960
-------------------------------------------------------------------------------
Shopko Stores, Inc. 1                               15,000              381,750
-------------------------------------------------------------------------------
Stage Stores, Inc. 1                                24,400            1,077,748
-------------------------------------------------------------------------------
Stein Mart, Inc.                                    40,600              921,214
-------------------------------------------------------------------------------
Target Corp.                                       245,500           14,423,125
                                                               ----------------
                                                                     39,825,711

-------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Aaron Rents, Inc.                                    1,300               31,902
-------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                      23,600            1,700,380
-------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                          38,400            2,648,064
-------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                     62,000            2,042,900
-------------------------------------------------------------------------------
AutoNation, Inc. 1                                  91,400            1,973,326


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Barnes & Noble, Inc. 1                              27,500     $      1,128,050
-------------------------------------------------------------------------------
bebe stores, inc.                                   26,250              747,075
-------------------------------------------------------------------------------
Bed Bath &
Beyond, Inc. 1                                      86,000            3,947,400
-------------------------------------------------------------------------------
Best Buy Co., Inc.                                  22,700            1,738,820
-------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                            24,085              196,293
-------------------------------------------------------------------------------
Borders Group, Inc.                                  3,100               76,911
-------------------------------------------------------------------------------
Buckle, Inc. (The)                                  17,700              764,994
-------------------------------------------------------------------------------
Building Materials Holding Corp.                    13,700            1,138,470
-------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.             20,800              853,424
-------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                           160,000            1,876,800
-------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1              25,000            1,142,500
-------------------------------------------------------------------------------
Circuit City Stores, Inc./ Circuit City Group       61,800            1,127,850
-------------------------------------------------------------------------------
CSK Auto Corp. 1                                    18,300              342,393
-------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1               25,100            1,622,966
-------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                      47,400              857,466
-------------------------------------------------------------------------------
GameStop Corp. 1,2                                  39,500            1,356,825
-------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                             19,834              634,688
-------------------------------------------------------------------------------
Gap, Inc. (The)                                    174,500            3,683,695
-------------------------------------------------------------------------------
Genesco, Inc. 1                                     27,500            1,024,925
-------------------------------------------------------------------------------
Guitar Center, Inc. 1                               13,300              859,114
-------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                      26,600            1,064,798
-------------------------------------------------------------------------------
Home Depot, Inc.                                   451,700           19,653,467
-------------------------------------------------------------------------------
Lowe's Cos., Inc.                                  127,200            8,423,184
-------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                       45,450            1,634,382
-------------------------------------------------------------------------------
Michaels Stores, Inc.                               63,200            2,591,200
-------------------------------------------------------------------------------
Movie Gallery, Inc.                                 51,600            1,294,128
-------------------------------------------------------------------------------
Office Depot, Inc. 1                                42,200            1,197,636
-------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1               40,600              990,234
-------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                23,400              997,308

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Payless ShoeSource, Inc. 1                          37,800     $        734,076
-------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                               12,000              253,080
-------------------------------------------------------------------------------
Sherwin-Williams Co.                                 3,800              180,918
-------------------------------------------------------------------------------
Sonic Automotive, Inc.                               9,200              214,360
-------------------------------------------------------------------------------
Staples, Inc.                                      135,650            3,088,751
-------------------------------------------------------------------------------
Talbots, Inc. (The)                                 16,400              560,388
-------------------------------------------------------------------------------
Tiffany & Co.                                       19,300              656,779
-------------------------------------------------------------------------------
TJX Cos., Inc. (The)                               131,900            3,100,969
-------------------------------------------------------------------------------
Too, Inc. 1                                         22,300              575,117
-------------------------------------------------------------------------------
United Auto Group, Inc.                             31,400            1,109,990
-------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                            11,600              704,236
-------------------------------------------------------------------------------
Zale Corp. 1                                        35,000            1,190,000
                                                               ----------------
                                                                     83,732,232

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Brown Shoe Co., Inc.                                 5,700              224,865
-------------------------------------------------------------------------------
Carter's, Inc. 1                                     5,500              334,675
-------------------------------------------------------------------------------
Coach, Inc. 1                                      129,200            4,536,212
-------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                29,700            1,002,969
-------------------------------------------------------------------------------
Kellwood Co.                                        44,500            1,081,795
-------------------------------------------------------------------------------
Nike, Inc., Cl. B                                   25,700            2,153,660
-------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                           36,400            1,233,960
-------------------------------------------------------------------------------
Timberland Co., Cl. A 1                             42,500            1,418,650
-------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                              20,200              269,064
-------------------------------------------------------------------------------
UniFirst Corp.                                      14,900              663,199
-------------------------------------------------------------------------------
Wolverine World Wide, Inc.                          63,150            1,389,300
                                                               ----------------
                                                                     14,308,349

-------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
-------------------------------------------------------------------------------
BEVERAGES--1.9%
Anheuser-Busch Cos., Inc.                           20,000              887,000
-------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                           16,600              970,270
-------------------------------------------------------------------------------
Coca-Cola Co. (The)                                488,400           21,372,384
-------------------------------------------------------------------------------
Hansen Natural Corp. 1                               5,300              489,720


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
BEVERAGES Continued
Pepsi Bottling Group, Inc. (The)                    87,000     $      2,536,920
-------------------------------------------------------------------------------
PepsiAmericas, Inc.                                 44,600            1,149,788
-------------------------------------------------------------------------------
PepsiCo, Inc.                                      485,000           26,447,050
                                                               ----------------
                                                                     53,853,132

-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
7-Eleven, Inc. 1                                    57,000            1,929,450
-------------------------------------------------------------------------------
Albertson's, Inc. 2                                114,000            2,429,340
-------------------------------------------------------------------------------
Costco Wholesale Corp.                              33,300            1,530,801
-------------------------------------------------------------------------------
Kroger Co. (The) 1                                  65,800            1,306,130
-------------------------------------------------------------------------------
Longs Drug Stores, Inc.                             34,900            1,514,311
-------------------------------------------------------------------------------
Ruddick Corp.                                       43,500            1,198,860
-------------------------------------------------------------------------------
Safeway, Inc.                                      115,700            2,811,510
-------------------------------------------------------------------------------
SUPERVALU, Inc.                                     41,900            1,483,260
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              557,400           27,507,690
-------------------------------------------------------------------------------
Walgreen Co.                                       120,000            5,743,200
-------------------------------------------------------------------------------
Whole Foods Market, Inc.                             6,200              846,362
                                                               ----------------
                                                                     48,300,914

-------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Archer-Daniels-Midland Co.                         389,000            8,923,660
-------------------------------------------------------------------------------
Campbell Soup Co.                                    7,800              240,630
-------------------------------------------------------------------------------
Chiquita Brands International, Inc.                 44,600            1,346,028
-------------------------------------------------------------------------------
Dean Foods Co. 1                                    33,900            1,210,230
-------------------------------------------------------------------------------
Flowers Foods, Inc.                                 46,425            1,169,446
-------------------------------------------------------------------------------
General Mills, Inc.                                 90,000            4,266,000
-------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1                           2,600               53,040
-------------------------------------------------------------------------------
Hershey Co. (The)                                   91,800            5,863,266
-------------------------------------------------------------------------------
Lancaster Colony Corp.                              27,200            1,203,056
-------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                        44,900            1,699,465
-------------------------------------------------------------------------------
Sara Lee Corp.                                      69,800            1,391,114
-------------------------------------------------------------------------------
Seaboard Corp.                                         400              687,604
-------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                              6,780              207,332

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Tyson Foods, Inc., Cl. A                            31,000     $        577,840
                                                               ----------------
                                                                     28,838,711

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Chattem, Inc. 1                                     12,500              569,500
-------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                          31,300            2,000,070
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                                50,800            3,239,008
-------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                   23,000              543,260
-------------------------------------------------------------------------------
Playtex Products, Inc. 1                            11,600              123,656
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         447,400           24,888,862
                                                               ----------------
                                                                     31,364,356

-------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                 52,700            1,723,817
-------------------------------------------------------------------------------
Gillette Co.                                       381,300           20,464,371
                                                               ----------------
                                                                     22,188,188

-------------------------------------------------------------------------------
TOBACCO--1.2%
Altria Group, Inc.                                 425,700           28,504,872
-------------------------------------------------------------------------------
Loews Corp./Carolina Group                          16,300              634,559
-------------------------------------------------------------------------------
Reynolds American, Inc.                             59,400            4,948,614
-------------------------------------------------------------------------------
Vector Group Ltd.                                    7,800              151,398
                                                               ----------------
                                                                     34,239,443

-------------------------------------------------------------------------------
ENERGY--12.5%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Cal Dive International, Inc. 1                      33,200            1,966,104
-------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                   31,900            1,820,214
-------------------------------------------------------------------------------
Ensign Energy Services, Inc.                       130,000            3,361,382
-------------------------------------------------------------------------------
Grant Prideco, Inc. 1                               27,000              866,700
-------------------------------------------------------------------------------
Halliburton Co.                                      4,600              257,830
-------------------------------------------------------------------------------
Helmerich & Payne, Inc.                             39,600            2,261,952
-------------------------------------------------------------------------------
Oil States International, Inc. 1                     8,800              260,304


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Precision Drilling Corp. 1                          50,000     $      2,116,744
-------------------------------------------------------------------------------
Todco, Cl. A 1                                      15,600              479,076
-------------------------------------------------------------------------------
Transocean, Inc. 1                                  80,000            4,514,400
-------------------------------------------------------------------------------
Trican Well Service Ltd. 1                          55,200            1,705,538
-------------------------------------------------------------------------------
Trican Well Service Ltd. 1                         180,000            5,561,538
-------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1               9,700              393,335
-------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                 10,300              317,240
                                                               ----------------
                                                                     25,882,357

-------------------------------------------------------------------------------
OIL & GAS--11.6%
Alberta Clipper Energy, Inc. 1                      84,316              323,749
-------------------------------------------------------------------------------
Alon USA Energy, Inc. 1                            107,700            1,911,675
-------------------------------------------------------------------------------
Amerada Hess Corp.                                  35,600            4,195,816
-------------------------------------------------------------------------------
Anadarko Petroleum Corp.                           118,100           10,434,135
-------------------------------------------------------------------------------
Apache Corp.                                       117,500            8,037,000
-------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                500,000            1,862,669
-------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 1                         32,120               95,779
-------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                           8,800              501,688
-------------------------------------------------------------------------------
Burlington Resources, Inc.                         185,300           11,879,583
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                    120,000            4,999,796
-------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                         18,320              114,495
-------------------------------------------------------------------------------
Chesapeake Energy Corp.                             96,300            2,514,393
-------------------------------------------------------------------------------
Chevron Corp.                                      618,700           35,890,787
-------------------------------------------------------------------------------
Clear Energy, Inc. 1                               264,466            1,101,897
-------------------------------------------------------------------------------
Comstock Resources, Inc. 1                          23,500              650,715
-------------------------------------------------------------------------------
ConocoPhillips                                     385,500           24,128,445
-------------------------------------------------------------------------------
CONSOL Energy, Inc.                                 34,100            2,296,976
-------------------------------------------------------------------------------
Crew Energy, Inc. 1                                 80,000            1,020,220
-------------------------------------------------------------------------------
Cyries Energy, Inc. 1                               30,720              328,520

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
OIL & GAS Continued
Devon Energy Corp.                                 210,900     $     11,829,381
-------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                64,500            1,791,593
-------------------------------------------------------------------------------
Ember Resources, Inc. 1                             84,316              489,068
-------------------------------------------------------------------------------
Encore Acquisition Co. 1                            41,500            1,308,910
-------------------------------------------------------------------------------
Energy Partners Ltd. 1                              19,600              518,616
-------------------------------------------------------------------------------
EOG Resources, Inc.                                124,200            7,588,620
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                1,623,100           95,357,125
-------------------------------------------------------------------------------
Forest Oil Corp. 1                                   7,100              317,796
-------------------------------------------------------------------------------
Frontier Oil Corp.                                  40,000            1,120,800
-------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                       11,500              137,168
-------------------------------------------------------------------------------
General Maritime Corp.                               6,600              257,334
-------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                           18,400              315,673
-------------------------------------------------------------------------------
Holly Corp.                                         19,200              898,944
-------------------------------------------------------------------------------
Houston Exploration Co. 1                           19,000            1,098,010
-------------------------------------------------------------------------------
Kerr-McGee Corp.                                    63,629            5,103,682
-------------------------------------------------------------------------------
Kinder Morgan, Inc.                                 44,100            3,918,726
-------------------------------------------------------------------------------
Marathon Oil Corp.                                 173,000           10,096,280
-------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                           64,494              445,222
-------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,3                         74,500              514,297
-------------------------------------------------------------------------------
Murphy Oil Corp.                                    15,500              822,120
-------------------------------------------------------------------------------
Newfield Exploration Co. 1                          49,400            2,099,006
-------------------------------------------------------------------------------
Noble Energy, Inc.                                  29,700            2,450,547
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                         137,800           11,338,184
-------------------------------------------------------------------------------
OMI Corp.                                           13,800              248,814
-------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                  309,200            5,759,373
-------------------------------------------------------------------------------
Peabody Energy Corp.                                 4,200              276,108
-------------------------------------------------------------------------------
Pioneer Natural Resources Co.                       13,100              567,623
-------------------------------------------------------------------------------
Pogo Producing Co.                                  22,100            1,216,163
-------------------------------------------------------------------------------
Premcor, Inc.                                       32,900            2,521,456
-------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                 30,720              306,184
-------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                            72,240              202,429


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
OIL & GAS Continued
Real Resources, Inc. 1                             165,000     $      2,966,913
-------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                         20,700              815,787
-------------------------------------------------------------------------------
Spinnaker Exploration Co. 1                          7,900              309,996
-------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                     28,900              913,240
-------------------------------------------------------------------------------
Stone Energy Corp. 1                                22,300            1,186,583
-------------------------------------------------------------------------------
Sunoco, Inc.                                        22,300            2,803,779
-------------------------------------------------------------------------------
Swift Energy Co. 1                                  29,700            1,211,166
-------------------------------------------------------------------------------
Talisman Energy, Inc.                              100,000            4,386,259
-------------------------------------------------------------------------------
Tesoro Corp.                                        46,600            2,247,052
-------------------------------------------------------------------------------
Thunder Energy Trust                               126,488            1,281,362
-------------------------------------------------------------------------------
TKE Energy Trust                                   150,000            1,254,851
-------------------------------------------------------------------------------
Trilogy Energy Trust                               170,000            2,706,834
-------------------------------------------------------------------------------
Tusk Energy Corp. 1                                291,600            1,172,070
-------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                              258,700            1,039,830
-------------------------------------------------------------------------------
Unocal Corp.                                       145,900            9,461,615
-------------------------------------------------------------------------------
USEC, Inc.                                           5,400               84,726
-------------------------------------------------------------------------------
Valero Energy Corp.                                 10,900              902,302
-------------------------------------------------------------------------------
Vault Energy Trust                                  45,800              405,598
-------------------------------------------------------------------------------
Vintage Petroleum, Inc.                             53,600            1,882,968
-------------------------------------------------------------------------------
W&T Offshore, Inc.                                   4,000              111,560
-------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                           16,400              655,180
-------------------------------------------------------------------------------
Williams Cos., Inc. (The)                          304,000            6,456,960
                                                               ----------------
                                                                    327,460,221

-------------------------------------------------------------------------------
FINANCIALS--22.6%
-------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York Co., Inc. (The)                   162,900            5,014,062
-------------------------------------------------------------------------------
Greenhill & Co., Inc.                                5,800              222,488
-------------------------------------------------------------------------------
Mellon Financial Corp.                               7,500              228,450
-------------------------------------------------------------------------------
Northern Trust Corp.                                24,000            1,219,200
                                                               ----------------
                                                                      6,684,200

-------------------------------------------------------------------------------
COMMERCIAL BANKS--7.9%
AmSouth Bancorp                                     43,600            1,216,876

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Anchor BanCorp Wisconsin, Inc.                         700     $         22,358
-------------------------------------------------------------------------------
Astoria Financial Corp.                             63,950            1,786,763
-------------------------------------------------------------------------------
BancFirst Corp.                                      1,600              136,464
-------------------------------------------------------------------------------
BancorpSouth, Inc.                                  35,600              828,768
-------------------------------------------------------------------------------
Bank of America Corp.                            1,073,462           46,802,943
-------------------------------------------------------------------------------
Bank of Hawaii Corp.                                17,600              903,760
-------------------------------------------------------------------------------
BB&T Corp.                                         111,300            4,654,566
-------------------------------------------------------------------------------
BOK Financial Corp.                                  5,200              253,136
-------------------------------------------------------------------------------
Central Pacific Financial Corp.                      2,000               73,000
-------------------------------------------------------------------------------
Chittenden Corp.                                     6,000              175,740
-------------------------------------------------------------------------------
City National Corp.                                 13,100              957,217
-------------------------------------------------------------------------------
Comerica, Inc.                                      69,800            4,264,780
-------------------------------------------------------------------------------
Commerce Bancshares, Inc.                           12,100              651,101
-------------------------------------------------------------------------------
Community Bank System, Inc.                         46,700            1,123,135
-------------------------------------------------------------------------------
Community Banks, Inc.                                4,302              119,294
-------------------------------------------------------------------------------
Compass Bancshares, Inc.                            25,100            1,210,071
-------------------------------------------------------------------------------
Corus Bankshares, Inc.                               1,300               81,562
-------------------------------------------------------------------------------
Downey Financial Corp.                              20,400            1,579,776
-------------------------------------------------------------------------------
Fifth Third Bancorp                                 50,400            2,172,240
-------------------------------------------------------------------------------
First BanCorp                                        9,000              220,680
-------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A               1,600              268,800
-------------------------------------------------------------------------------
First Commonwealth Financial Corp.                  72,700            1,014,165
-------------------------------------------------------------------------------
First Community Bancorp                              9,100              466,284
-------------------------------------------------------------------------------
First Financial Bancorp                              7,700              138,908
-------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                          6,700              250,044
-------------------------------------------------------------------------------
First Republic Bank                                  6,500              246,220
-------------------------------------------------------------------------------
FirstFed Financial Corp. 1                          12,400              774,752
-------------------------------------------------------------------------------
Golden West Financial Corp.                         34,400            2,240,128
-------------------------------------------------------------------------------
Greater Bay Bancorp                                  2,900               76,067


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Harbor Florida Bancshares, Inc.                      6,900     $        264,822
-------------------------------------------------------------------------------
Hibernia Corp., Cl. A                               54,100            1,829,662
-------------------------------------------------------------------------------
Huntington Bancshares, Inc.                         19,200              478,848
-------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                     40,700            1,774,927
-------------------------------------------------------------------------------
KeyCorp                                            235,600            8,066,944
-------------------------------------------------------------------------------
M&T Bank Corp.                                      63,000            6,836,130
-------------------------------------------------------------------------------
MAF Bancorp, Inc.                                   26,100            1,151,271
-------------------------------------------------------------------------------
Marshall & Ilsley Corp.                             92,600            4,252,192
-------------------------------------------------------------------------------
National City Corp.                                221,400            8,171,874
-------------------------------------------------------------------------------
Old National Bancorp                                 5,300              115,275
-------------------------------------------------------------------------------
Pacific Capital Bancorp                             43,254            1,480,152
-------------------------------------------------------------------------------
People's Bank                                       12,500              391,500
-------------------------------------------------------------------------------
PFF Bancorp, Inc.                                   16,550              512,057
-------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                 112,000            6,139,840
-------------------------------------------------------------------------------
Popular, Inc.                                        2,800               72,240
-------------------------------------------------------------------------------
Provident Bankshares Corp.                          18,500              629,000
-------------------------------------------------------------------------------
Regions Financial Corp.                            117,200            3,942,608
-------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                        6,560              142,538
-------------------------------------------------------------------------------
State Financial Services Corp.                      18,500              742,775
-------------------------------------------------------------------------------
Sterling Financial Corp.                            29,001            1,131,909
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                               137,100            9,969,912
-------------------------------------------------------------------------------
SVB Financial Group 1                               26,200            1,345,108
-------------------------------------------------------------------------------
Synovus Financial Corp.                              4,000              118,280
-------------------------------------------------------------------------------
U.S. Bancorp                                       672,400           20,212,344
-------------------------------------------------------------------------------
UnionBanCal Corp.                                   29,700            2,118,798
-------------------------------------------------------------------------------
W. Holding Co., Inc.                                60,100              642,469
-------------------------------------------------------------------------------
Wachovia Corp.                                     503,900           25,386,482
-------------------------------------------------------------------------------
Washington Mutual, Inc.                            240,200           10,203,696
-------------------------------------------------------------------------------
Webster Financial Corp.                             24,900            1,200,180
-------------------------------------------------------------------------------
Wells Fargo & Co.                                  395,900           24,284,506

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
WesBanco, Inc.                                       5,900     $        182,251
-------------------------------------------------------------------------------
Whitney Holding Corp.                               26,850              889,272
-------------------------------------------------------------------------------
WSFS Financial Corp.                                 6,500              372,190
-------------------------------------------------------------------------------
Zions Bancorp                                       31,000            2,215,880
                                                               ----------------
                                                                    221,977,530

-------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Nelnet, Inc., Cl. A 1                                4,300              163,185
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.6%
Advanta Corp., Cl. B                                13,700              409,767
-------------------------------------------------------------------------------
American Capital Strategies Ltd.                    60,000            2,257,800
-------------------------------------------------------------------------------
American Express Co.                               235,100           12,930,500
-------------------------------------------------------------------------------
AmeriCredit Corp. 1                                 87,700            2,343,344
-------------------------------------------------------------------------------
Apollo Investment Corp.                              5,800              104,342
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                       77,000            7,862,470
-------------------------------------------------------------------------------
Capital One Financial Corp.                         82,100            6,773,250
-------------------------------------------------------------------------------
CIT Group, Inc.                                     61,500            2,714,610
-------------------------------------------------------------------------------
Citigroup, Inc.                                  1,193,300           51,908,550
-------------------------------------------------------------------------------
CompuCredit Corp. 1,2                               24,700              935,389
-------------------------------------------------------------------------------
Franklin Resources, Inc.                            80,800            6,530,256
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     65,300            7,018,444
-------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                 40,700            1,042,734
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                               808,052           28,394,947
-------------------------------------------------------------------------------
Legg Mason, Inc.                                    21,900            2,237,085
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                     113,800           11,963,794
-------------------------------------------------------------------------------
MBNA Corp.                                         199,000            5,006,840
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          280,000           16,458,400
-------------------------------------------------------------------------------
Moody's Corp.                                       61,800            2,923,758
-------------------------------------------------------------------------------
Morgan Stanley                                     405,900           21,532,995
-------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)              191,900            8,434,005


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Providian Financial Corp. 1                         31,100     $        587,790
-------------------------------------------------------------------------------
Schwab (Charles) Corp.                             623,400            8,540,580
-------------------------------------------------------------------------------
SLM Corp.                                           75,600            3,892,644
-------------------------------------------------------------------------------
Student Loan Corp. (The)                             6,200            1,343,850
-------------------------------------------------------------------------------
WFS Financial, Inc.                                  1,800              107,982
                                                               ----------------
                                                                    214,256,126

-------------------------------------------------------------------------------
INSURANCE--5.7%
ACE Ltd.                                            83,700            3,867,777
-------------------------------------------------------------------------------
AFLAC, Inc.                                         15,600              703,560
-------------------------------------------------------------------------------
Allmerica Financial Corp. 1                         21,900              854,100
-------------------------------------------------------------------------------
Allstate Corp.                                     242,500           14,855,550
-------------------------------------------------------------------------------
American Financial Group, Inc.                      16,000              541,440
-------------------------------------------------------------------------------
American International Group, Inc.                 485,000           29,197,000
-------------------------------------------------------------------------------
AmerUs Group Co.                                    32,900            1,696,982
-------------------------------------------------------------------------------
Aon Corp.                                           42,400            1,078,656
-------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                           16,100              740,600
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                       34,700              985,827
-------------------------------------------------------------------------------
Assurant, Inc.                                      57,400            2,120,930
-------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                32,100            1,201,503
-------------------------------------------------------------------------------
Chubb Corp.                                         95,700            8,500,074
-------------------------------------------------------------------------------
Cincinnati Financial Corp.                           4,191              172,753
-------------------------------------------------------------------------------
Commerce Group, Inc. (The)                          22,200            1,384,170
-------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                  9,900              480,249
-------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                          22,500              496,800
-------------------------------------------------------------------------------
Fidelity National Financial, Inc.                   59,236            2,333,898
-------------------------------------------------------------------------------
First American Corp. (The)                          45,800            2,012,910
-------------------------------------------------------------------------------
Great American Financial Resources, Inc.             5,400              106,110

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Hartford Financial Services Group, Inc. (The)      112,200     $      9,039,954
-------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                        67,050            1,858,626
-------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                           3,200              108,448
-------------------------------------------------------------------------------
Horace Mann Educators Corp.                         57,800            1,154,844
-------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                  27,100              960,424
-------------------------------------------------------------------------------
Jefferson-Pilot Corp.                               44,300            2,222,531
-------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                   25,600            1,604,608
-------------------------------------------------------------------------------
Loews Corp.                                         99,700            8,337,911
-------------------------------------------------------------------------------
Markel Corp. 1                                       1,100              369,600
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                         25,200              730,044
-------------------------------------------------------------------------------
MBIA, Inc.                                          32,100            1,949,754
-------------------------------------------------------------------------------
Mercury General Corp.                                1,800              103,878
-------------------------------------------------------------------------------
MetLife, Inc.                                      209,500           10,294,830
-------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A          21,600              854,928
-------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                         32,300              819,451
-------------------------------------------------------------------------------
Ohio Casualty Corp.                                 53,400            1,364,370
-------------------------------------------------------------------------------
Old Republic International Corp.                    46,200            1,213,212
-------------------------------------------------------------------------------
Partnerre Holdings Ltd.                             20,600            1,335,292
-------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1             18,600            1,544,172
-------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                          54,300              684,180
-------------------------------------------------------------------------------
ProAssurance Corp. 1                                 1,800               77,328
-------------------------------------------------------------------------------
Progressive Corp.                                   66,800            6,659,292
-------------------------------------------------------------------------------
Protective Life Corp.                                9,400              409,464
-------------------------------------------------------------------------------
Prudential Financial, Inc.                         146,200            9,780,780
-------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                   7,800              328,926
-------------------------------------------------------------------------------
RLI Corp.                                           22,600            1,075,760


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
Safeco Corp.                                        41,900     $      2,301,986
-------------------------------------------------------------------------------
Selective Insurance Group, Inc.                     27,500            1,369,225
-------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                136,200            5,995,524
-------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                      21,800            1,882,212
-------------------------------------------------------------------------------
State Auto Financial Corp.                          22,600              710,770
-------------------------------------------------------------------------------
Stewart Information Services Corp.                  26,400            1,242,384
-------------------------------------------------------------------------------
Torchmark Corp.                                     24,400            1,275,388
-------------------------------------------------------------------------------
Triad Guaranty, Inc. 1                                 400               19,196
-------------------------------------------------------------------------------
UICI                                                29,800              919,330
-------------------------------------------------------------------------------
United Fire & Casualty Co.                          21,900              980,682
-------------------------------------------------------------------------------
Unitrin, Inc.                                       33,100            1,762,575
-------------------------------------------------------------------------------
Universal American Financial Corp. 1                76,600            1,885,892
-------------------------------------------------------------------------------
White Mountains Insurance Group, Ltd.                  800              511,200
-------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                              12,700              912,114
-------------------------------------------------------------------------------
Zenith National Insurance Corp.                     17,200            1,197,808
                                                               ----------------
                                                                    161,179,782

-------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis Group, Inc., Cl. A 1               23,100            1,063,524
-------------------------------------------------------------------------------
Getty Realty Corp.                                   4,100              123,123
-------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                          11,900              586,075
-------------------------------------------------------------------------------
Stratus Properties, Inc. 1                           2,300               41,630
-------------------------------------------------------------------------------
Trammell Crow Co. 1                                 45,500            1,149,330
-------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                12,300              360,144
                                                               ----------------
                                                                      3,323,826

-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Accredited Home Lenders Holding Co. 1                5,400              256,554
-------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                    13,900              275,776

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
Countrywide Financial Corp.                        184,100     $      6,627,600
-------------------------------------------------------------------------------
Fannie Mae                                         215,600           12,043,416
-------------------------------------------------------------------------------
Freddie Mac                                        155,000            9,808,400
-------------------------------------------------------------------------------
Fremont General Corp.                               31,100              760,084
-------------------------------------------------------------------------------
MGIC Investment Corp.                               13,300              912,114
-------------------------------------------------------------------------------
PMI Group, Inc. (The)                                6,000              245,700
-------------------------------------------------------------------------------
Radian Group, Inc.                                  20,600            1,062,548
                                                               ----------------
                                                                     31,992,192

-------------------------------------------------------------------------------
HEALTH CARE--12.3%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                      178,800           14,259,300
-------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group             113,700            2,367,234
-------------------------------------------------------------------------------
Genentech, Inc. 1                                   60,300            5,386,599
-------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                             30,000            1,344,300
-------------------------------------------------------------------------------
Invitrogen Corp. 1                                  17,300            1,483,821
-------------------------------------------------------------------------------
Techne Corp. 1                                       9,200              451,444
-------------------------------------------------------------------------------
Wyeth                                              154,200            7,054,650
                                                               ----------------
                                                                     32,347,348

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
American Medical Systems Holdings, Inc. 1           16,800              390,600
-------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                    300               25,395
-------------------------------------------------------------------------------
Baxter International, Inc.                         161,000            6,322,470
-------------------------------------------------------------------------------
Becton, Dickinson & Co.                            138,400            7,663,208
-------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                  8,900              534,267
-------------------------------------------------------------------------------
Boston Scientific Corp. 1                           98,100            2,839,995
-------------------------------------------------------------------------------
ConMed Corp. 1                                       9,900              298,089
-------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                          3,400              257,720
-------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                        19,600              899,052
-------------------------------------------------------------------------------
Guidant Corp.                                       52,400            3,605,120


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Haemonetics Corp. 1                                 15,500     $        654,565
-------------------------------------------------------------------------------
Hologic, Inc. 1                                     12,200              556,198
-------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                          16,200            1,124,280
-------------------------------------------------------------------------------
Medtronic, Inc.                                    320,000           17,260,800
-------------------------------------------------------------------------------
Mentor Corp.                                        12,200              606,950
-------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                   12,700              466,725
-------------------------------------------------------------------------------
Thermo Electron Corp. 1                             21,500              641,990
-------------------------------------------------------------------------------
Varian, Inc. 1                                      11,700              438,399
-------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                     15,600              670,176
-------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                           10,300              255,852
-------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                   1,300               35,763
                                                               ----------------
                                                                     45,547,614

-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Aetna, Inc.                                         74,800            5,789,520
-------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1             27,200              461,584
-------------------------------------------------------------------------------
American Healthways, Inc. 1                         30,000            1,337,100
-------------------------------------------------------------------------------
AmerisourceBergen Corp.                             35,600            2,555,724
-------------------------------------------------------------------------------
AmSurg Corp. 1                                         800               22,408
-------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                      24,800              836,504
-------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                        127,700            1,620,513
-------------------------------------------------------------------------------
Cardinal Health, Inc.                               32,800            1,954,224
-------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                 85,200            3,798,216
-------------------------------------------------------------------------------
Chemed Corp.                                        12,900              554,700
-------------------------------------------------------------------------------
CIGNA Corp.                                         82,600            8,817,550
-------------------------------------------------------------------------------
Community Health Systems, Inc. 1                    27,800            1,073,358
-------------------------------------------------------------------------------
Express Scripts, Inc. 1                             45,800            2,395,340
-------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                          31,300            1,407,561
-------------------------------------------------------------------------------
HCA, Inc.                                          167,600            8,254,300
-------------------------------------------------------------------------------
Health Net, Inc. 1                                  51,100            1,982,680

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Humana, Inc. 1                                      58,200     $      2,319,270
-------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                          41,000            1,506,340
-------------------------------------------------------------------------------
LCA-Vision, Inc.                                    19,550              895,390
-------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                            26,500            1,069,010
-------------------------------------------------------------------------------
Manor Care, Inc.                                    25,700              975,572
-------------------------------------------------------------------------------
McKesson Corp.                                     146,600            6,597,000
-------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                     102,972            4,987,964
-------------------------------------------------------------------------------
Owens & Minor, Inc.                                 23,100              684,684
-------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                   32,800            2,499,360
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                     21,500            1,686,030
-------------------------------------------------------------------------------
Quest Diagnostics, Inc.                            104,000            5,339,360
-------------------------------------------------------------------------------
Service Corp. International                        115,000              997,050
-------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                      28,200            1,901,808
-------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                     20,300            1,075,900
-------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                             36,000            1,788,120
-------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1      39,300            1,415,193
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           421,600           22,049,680
-------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B              28,700            1,493,548
-------------------------------------------------------------------------------
VCA Antech, Inc. 1                                  30,300              719,322
-------------------------------------------------------------------------------
WellChoice, Inc. 1                                  12,300              811,800
-------------------------------------------------------------------------------
WellPoint, Inc. 1                                  133,906            9,472,510
                                                               ----------------
                                                                    113,146,193

-------------------------------------------------------------------------------
PHARMACEUTICALS--5.6%
Abbott Laboratories                                330,500           15,411,215
-------------------------------------------------------------------------------
Allergan, Inc.                                      52,800            4,718,736
-------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                               50,100              703,404
-------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                        40,100            1,901,542
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           400,000            9,992,000


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Eli Lilly & Co.                                     43,500     $      2,449,920
-------------------------------------------------------------------------------
Johnson & Johnson                                  763,000           48,801,480
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                 41,600            1,411,072
-------------------------------------------------------------------------------
Merck & Co., Inc.                                  831,000           25,810,860
-------------------------------------------------------------------------------
Pfizer, Inc.                                     1,763,200           46,724,800
                                                               ----------------
                                                                    157,925,029

-------------------------------------------------------------------------------
INDUSTRIALS--10.4%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Aviall, Inc. 1                                       5,600              189,560
-------------------------------------------------------------------------------
Boeing Co.                                         195,000           12,871,950
-------------------------------------------------------------------------------
DRS Technologies, Inc.                               7,900              410,800
-------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                           10,500            1,151,010
-------------------------------------------------------------------------------
General Dynamics Corp.                              46,500            5,356,335
-------------------------------------------------------------------------------
Goodrich Corp.                                      49,100            2,172,184
-------------------------------------------------------------------------------
Honeywell International, Inc.                       58,100            2,282,168
-------------------------------------------------------------------------------
Lockheed Martin Corp.                              140,900            8,792,160
-------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                  4,500              142,065
-------------------------------------------------------------------------------
Northrop Grumman Corp.                             167,600            9,293,420
-------------------------------------------------------------------------------
Precision Castparts Corp.                           22,400            2,015,552
-------------------------------------------------------------------------------
Raytheon Co.                                       136,300            5,360,679
-------------------------------------------------------------------------------
Rockwell Collins, Inc.                              34,900            1,703,120
-------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                       19,200              728,640
-------------------------------------------------------------------------------
United Technologies Corp.                          286,400           14,520,480
                                                               ----------------
                                                                     66,990,123

-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp.                                         74,300            6,247,887
-------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                  11,500              839,155
                                                               ----------------
                                                                      7,087,042


                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                            36,000     $      1,259,280
-------------------------------------------------------------------------------
SkyWest, Inc.                                        5,200              107,900
                                                               ----------------
                                                                      1,367,180

-------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
American Standard Cos., Inc.                        95,800            4,242,024
-------------------------------------------------------------------------------
Crane Co.                                            3,800              118,370
-------------------------------------------------------------------------------
Lennox International, Inc.                          51,900            1,267,398
-------------------------------------------------------------------------------
Masco Corp.                                        161,500            5,476,465
-------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                      15,700              784,215
-------------------------------------------------------------------------------
USG Corp. 1,2                                       31,200            1,525,680
-------------------------------------------------------------------------------
Watsco, Inc.                                           800               37,888
                                                               ----------------
                                                                     13,452,040

-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Apollo Group, Inc., Cl. A 1                         13,900            1,044,585
-------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1                    21,200              579,608
-------------------------------------------------------------------------------
Banta Corp.                                         15,400              735,196
-------------------------------------------------------------------------------
Brady Corp., Cl. A                                  12,100              413,820
-------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1            26,700            1,222,326
-------------------------------------------------------------------------------
Cendant Corp.                                       33,000              704,880
-------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                        2,500              106,500
-------------------------------------------------------------------------------
Corporate Executive Board Co.                       13,200            1,064,976
-------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                         52,400            1,889,020
-------------------------------------------------------------------------------
Equifax, Inc.                                       45,400            1,652,560
-------------------------------------------------------------------------------
Exponent, Inc. 1                                     3,700              109,983
-------------------------------------------------------------------------------
H&R Block, Inc.                                     17,900            1,019,584
-------------------------------------------------------------------------------
Harland (John H.) Co.                               30,100            1,162,763
-------------------------------------------------------------------------------
HNI Corp.                                           27,300            1,587,495
-------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                         11,300              108,480
-------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                    47,600            1,204,756


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Knoll, Inc.                                         68,816     $      1,261,397
-------------------------------------------------------------------------------
Korn-Ferry International 1                          48,900              973,110
-------------------------------------------------------------------------------
Labor Ready, Inc. 1                                 59,000            1,398,890
-------------------------------------------------------------------------------
Miller (Herman), Inc.                               17,800              568,354
-------------------------------------------------------------------------------
PHH Corp. 1                                         52,100            1,473,909
-------------------------------------------------------------------------------
Pitney Bowes, Inc.                                   9,400              419,052
-------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                        1,800               85,050
-------------------------------------------------------------------------------
Republic Services, Inc.                             58,400            2,117,000
-------------------------------------------------------------------------------
Resources Connection, Inc. 1                        14,000              420,000
-------------------------------------------------------------------------------
Robert Half International, Inc.                      7,100              240,619
-------------------------------------------------------------------------------
ServiceMaster Co. (The)                              1,100               15,114
-------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                    3,500               52,535
-------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                              38,800              568,032
-------------------------------------------------------------------------------
United Stationers, Inc. 1                            7,000              362,950
-------------------------------------------------------------------------------
Waste Connections, Inc. 1                            6,500              234,000
-------------------------------------------------------------------------------
Waste Management, Inc.                              88,700            2,494,244
                                                               ----------------
                                                                     27,290,788

-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                 16,300              839,450
-------------------------------------------------------------------------------
McDermott International, Inc. 1                     12,800              303,232
-------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                             3,000               57,360
-------------------------------------------------------------------------------
URS Corp. 1                                         29,600            1,108,520
-------------------------------------------------------------------------------
Washington Group International, Inc. 1              24,000            1,294,560
                                                               ----------------
                                                                      3,603,122

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Emerson Electric Co.                                60,700            3,994,060
-------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                         10,200              524,076

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Rockwell Automation, Inc.                           37,100     $      1,911,021
-------------------------------------------------------------------------------
Smith (A.O.) Corp.                                  14,300              386,100
-------------------------------------------------------------------------------
Thomas & Betts Corp. 1                              21,900              739,563
-------------------------------------------------------------------------------
Woodward Governor Co.                                6,700              601,057
                                                               ----------------
                                                                      8,155,877

-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.5%
3M Co.                                             248,100           18,607,500
-------------------------------------------------------------------------------
Alleghany Corp.                                        600              183,684
-------------------------------------------------------------------------------
General Electric Co.                             2,119,000           73,105,500
-------------------------------------------------------------------------------
Textron, Inc.                                       90,300            6,697,551
                                                               ----------------
                                                                     98,594,235

-------------------------------------------------------------------------------
MACHINERY--1.2%
Albany International Corp., Cl. A                   31,200            1,093,248
-------------------------------------------------------------------------------
Barnes Group, Inc.                                   5,500              187,220
-------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                  11,400              485,868
-------------------------------------------------------------------------------
Caterpillar, Inc.                                  190,800           10,286,028
-------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                        29,400              821,730
-------------------------------------------------------------------------------
Cummins, Inc.                                       12,800            1,093,632
-------------------------------------------------------------------------------
Deere & Co.                                         15,700            1,154,421
-------------------------------------------------------------------------------
Flowserve Corp. 1                                   31,700            1,073,362
-------------------------------------------------------------------------------
Harsco Corp.                                         6,500              391,625
-------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                           47,800            3,736,526
-------------------------------------------------------------------------------
ITT Industries, Inc.                                15,500            1,649,200
-------------------------------------------------------------------------------
JLG Industries, Inc.                                22,400              702,016
-------------------------------------------------------------------------------
Joy Global, Inc.                                    32,500            1,334,775
-------------------------------------------------------------------------------
Mueller Industries, Inc.                            21,300              623,664
-------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                        7,100              820,760
-------------------------------------------------------------------------------
Oshkosh Truck Corp.                                  7,400              627,520
-------------------------------------------------------------------------------
Paccar, Inc.                                        47,300            3,416,006
-------------------------------------------------------------------------------
Pall Corp.                                          16,900              523,393
-------------------------------------------------------------------------------
SPX Corp.                                           22,600            1,104,688


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
MACHINERY Continued
Stewart & Stevenson Services, Inc.                  27,300     $        631,995
-------------------------------------------------------------------------------
Terex Corp. 1                                       13,900              673,038
-------------------------------------------------------------------------------
Toro Co. (The)                                      39,400            1,585,456
-------------------------------------------------------------------------------
Wabash National Corp.                                9,500              204,345
-------------------------------------------------------------------------------
Wabtec Corp.                                         3,000               73,290
                                                               ----------------
                                                                     34,293,806

-------------------------------------------------------------------------------
MARINE--0.1%
Alexander & Baldwin, Inc.                           35,600            1,903,888
-------------------------------------------------------------------------------
Kirby Corp. 1                                        1,000               48,150
                                                               ----------------
                                                                      1,952,038

-------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Amerco, Inc.                                         2,800              161,952
-------------------------------------------------------------------------------
Arkansas Best Corp.                                  8,000              274,400
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                 163,100            8,848,175
-------------------------------------------------------------------------------
CNF Transportation, Inc.                            34,900            1,800,491
-------------------------------------------------------------------------------
CSX Corp.                                           61,300            2,791,602
-------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1              8,400              262,920
-------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A             600               28,200
-------------------------------------------------------------------------------
Laidlaw International, Inc. 1                       82,600            2,122,820
-------------------------------------------------------------------------------
Mullen Group Income Fund                            63,000            1,196,642
-------------------------------------------------------------------------------
Norfolk Southern Corp.                             105,100            3,910,771
-------------------------------------------------------------------------------
Overnite Corp.                                       9,300              400,923
-------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                    50,800            1,117,092
-------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                            29,637            1,568,094
                                                               ----------------
                                                                     24,484,082

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.               44,550     $      1,591,772
-------------------------------------------------------------------------------
GATX Corp.                                          51,700            1,954,260
-------------------------------------------------------------------------------
UAP Holding Corp.                                   70,100            1,359,940
-------------------------------------------------------------------------------
United Rentals, Inc. 1                              31,300              582,180
-------------------------------------------------------------------------------
WESCO International, Inc. 1                         42,900            1,461,174
                                                               ----------------
                                                                      6,949,326

-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.4%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
ADTRAN, Inc.                                        27,400              733,224
-------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1             229,400            1,027,712
-------------------------------------------------------------------------------
Cisco Systems, Inc. 1                            1,469,700           28,144,755
-------------------------------------------------------------------------------
CommScope, Inc. 1                                   22,100              373,269
-------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                  15,150              535,553
-------------------------------------------------------------------------------
Corning, Inc. 1                                     79,300            1,510,665
-------------------------------------------------------------------------------
Emulex Corp. 1                                      19,800              376,002
-------------------------------------------------------------------------------
Foundry Networks, Inc. 1                            10,700              126,688
-------------------------------------------------------------------------------
Motorola, Inc.                                     550,900           11,668,062
-------------------------------------------------------------------------------
QUALCOMM, Inc.                                     273,400           10,796,566
                                                               ----------------
                                                                     55,292,496

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                             310,000           13,221,500
-------------------------------------------------------------------------------
Dell, Inc. 1                                       800,000           32,376,000
-------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                     52,400            1,104,068
-------------------------------------------------------------------------------
EMC Corp. 1                                        250,000            3,422,500
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                421,400           10,374,868
-------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                        6,500              216,385
-------------------------------------------------------------------------------
Imation Corp.                                       33,500            1,452,225
-------------------------------------------------------------------------------
Intergraph Corp. 1                                  29,900            1,137,097
-------------------------------------------------------------------------------
International Business Machines Corp.              402,600           33,600,996


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
NCR Corp. 1                                         63,200     $      2,193,672
-------------------------------------------------------------------------------
Palm, Inc. 1                                        32,800              936,112
-------------------------------------------------------------------------------
Storage Technology Corp. 1                          50,200            1,843,846
-------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                           254,500              977,280
-------------------------------------------------------------------------------
Western Digital Corp. 1                            149,500            2,241,005
                                                               ----------------
                                                                    105,097,554

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                         2,700               70,848
-------------------------------------------------------------------------------
Amphenol Corp., Cl. A                               47,600            2,120,104
-------------------------------------------------------------------------------
Anixter International, Inc. 1                        3,200              132,992
-------------------------------------------------------------------------------
Belden CDT, Inc.                                    14,800              328,560
-------------------------------------------------------------------------------
Coherent, Inc. 1                                    31,700            1,079,068
-------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                4,100              127,879
-------------------------------------------------------------------------------
Paxar Corp. 1                                       26,100              507,906
-------------------------------------------------------------------------------
UNOVA, Inc. 1                                        5,400              148,770
                                                               ----------------
                                                                      4,516,127

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
Digital Insight Corp. 1                             33,800              828,100
-------------------------------------------------------------------------------
EarthLink, Inc. 1                                  163,900            1,561,967
-------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                6,800            1,956,768
-------------------------------------------------------------------------------
InfoSpace, Inc. 1                                    2,300               55,522
-------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                   54,100            1,231,857
-------------------------------------------------------------------------------
United Online, Inc.                                 91,100            1,048,561
-------------------------------------------------------------------------------
ValueClick, Inc. 1                                  26,400              338,976
-------------------------------------------------------------------------------
VeriSign, Inc. 1                                     6,800              178,908
-------------------------------------------------------------------------------
WebEx Communications, Inc. 1                         1,600               45,712
-------------------------------------------------------------------------------
Websense, Inc. 1                                    22,200            1,106,448
-------------------------------------------------------------------------------
Yahoo!, Inc. 1                                     120,000            4,000,800
                                                               ----------------
                                                                     12,353,619

-------------------------------------------------------------------------------
IT SERVICES--0.5%
Anteon International Corp. 1                         2,800              131,460

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
IT SERVICES Continued
Automatic Data Processing, Inc.                     20,900     $        928,169
-------------------------------------------------------------------------------
CSG Systems International, Inc. 1                   59,600            1,111,540
-------------------------------------------------------------------------------
eFunds Corp. 1                                      27,600              503,976
-------------------------------------------------------------------------------
Electronic Data Systems Corp.                      194,100            3,992,637
-------------------------------------------------------------------------------
First Data Corp.                                    70,400            2,896,256
-------------------------------------------------------------------------------
Fiserv, Inc. 1                                      57,700            2,560,149
-------------------------------------------------------------------------------
Keane, Inc. 1                                       66,700              836,418
-------------------------------------------------------------------------------
ManTech International Corp. 1                       25,200              794,052
-------------------------------------------------------------------------------
Maximus, Inc.                                       14,200              542,156
-------------------------------------------------------------------------------
MPS Group, Inc. 1                                   10,600              125,716
-------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                        45,400              639,232
                                                               ----------------
                                                                     15,061,761

-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
AMIS Holdings, Inc. 1                                6,400               81,664
-------------------------------------------------------------------------------
Applied Materials, Inc.                            260,000            4,799,600
-------------------------------------------------------------------------------
ATMI, Inc. 1                                        25,600              814,848
-------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                        71,500              494,065
-------------------------------------------------------------------------------
Cymer, Inc. 1                                       36,600            1,270,020
-------------------------------------------------------------------------------
FEI Co. 1                                           14,700              333,543
-------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1              29,182              751,437
-------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                35,200              406,912
-------------------------------------------------------------------------------
Intel Corp.                                      1,939,200           52,629,888
-------------------------------------------------------------------------------
Lam Research Corp.                                  38,000            1,081,100
-------------------------------------------------------------------------------
LSI Logic Corp. 1                                   52,400              511,424
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                   66,300            1,126,437
-------------------------------------------------------------------------------
Micrel, Inc. 1                                     116,500            1,408,485
-------------------------------------------------------------------------------
Microsemi Corp. 1                                   34,800              742,980
-------------------------------------------------------------------------------
Mykrolis Corp. 1                                    19,000              309,700
-------------------------------------------------------------------------------
National Semiconductor Corp.                        76,000            1,877,960


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
NVIDIA Corp. 1                                      12,800     $        346,368
-------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                   47,300              668,349
-------------------------------------------------------------------------------
Photronics, Inc. 1                                  42,400            1,138,016
-------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                           2,400               17,592
-------------------------------------------------------------------------------
Texas Instruments, Inc.                            535,000           16,991,600
-------------------------------------------------------------------------------
Varian Semiconductor
Equipment Associates,
Inc. 1                                              18,700              776,424
                                                               ----------------
                                                                     88,578,412

-------------------------------------------------------------------------------
SOFTWARE--3.4%
Activision, Inc. 1                                  48,201              980,402
-------------------------------------------------------------------------------
Ansys, Inc. 1                                       35,200            1,279,872
-------------------------------------------------------------------------------
Autodesk, Inc.                                      69,400            2,372,786
-------------------------------------------------------------------------------
Compuware Corp. 1                                   51,700              435,831
-------------------------------------------------------------------------------
ePlus, inc. 1                                        2,600               33,956
-------------------------------------------------------------------------------
FactSet Research Systems, Inc.                       9,200              337,456
-------------------------------------------------------------------------------
Fair Isaac Corp.                                    15,800              594,554
-------------------------------------------------------------------------------
FileNet Corp. 1                                     32,800              927,256
-------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                          18,800              884,728
-------------------------------------------------------------------------------
Informatica Corp. 1                                 40,100              423,857
-------------------------------------------------------------------------------
McAfee, Inc. 1                                      56,500            1,774,100
-------------------------------------------------------------------------------
MICROS Systems, Inc. 1                              16,400              704,380
-------------------------------------------------------------------------------
Microsoft Corp.                                  2,298,900           58,874,829
-------------------------------------------------------------------------------
Oracle Corp. 1                                   1,396,800           18,968,544
-------------------------------------------------------------------------------
Parametric Technology Corp. 1                      248,600            1,715,340
-------------------------------------------------------------------------------
Progress Software Corp. 1                           39,300            1,221,837
-------------------------------------------------------------------------------
Quest Software, Inc. 1                                 200                2,850
-------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                      31,800              889,764
-------------------------------------------------------------------------------
Synopsys, Inc. 1                                   109,500            2,026,845
-------------------------------------------------------------------------------
THQ, Inc. 1                                         12,400              433,752
-------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                           58,000            1,551,500

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE Continued
Wind River Systems, Inc. 1                          11,700     $        199,953
                                                               ----------------
                                                                     96,634,392

-------------------------------------------------------------------------------
MATERIALS--3.1%
-------------------------------------------------------------------------------
CHEMICALS--2.1%
Agrium, Inc.                                        80,100            1,831,887
-------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                      58,900            3,519,864
-------------------------------------------------------------------------------
Chemtura Corp.                                       3,779               59,481
-------------------------------------------------------------------------------
Compass Minerals International, Inc.                15,300              389,385
-------------------------------------------------------------------------------
Dow Chemical Co.                                   205,000            9,829,750
-------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                       360,000           15,364,800
-------------------------------------------------------------------------------
Eastman Chemical Co.                                35,000            1,938,650
-------------------------------------------------------------------------------
Engelhard Corp.                                     63,000            1,807,470
-------------------------------------------------------------------------------
FMC Corp. 1                                         35,800            2,165,184
-------------------------------------------------------------------------------
Fuller (H.B.) Co.                                   20,500              707,865
-------------------------------------------------------------------------------
MacDermid, Inc.                                     18,200              602,420
-------------------------------------------------------------------------------
Monsanto Co.                                        98,500            6,635,945
-------------------------------------------------------------------------------
NL Industries, Inc.                                 36,800              644,000
-------------------------------------------------------------------------------
PPG Industries, Inc.                                83,400            5,423,502
-------------------------------------------------------------------------------
Praxair, Inc.                                        3,000              148,170
-------------------------------------------------------------------------------
Rohm & Haas Co.                                    122,700            5,651,562
-------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                5,100              399,840
-------------------------------------------------------------------------------
Valhi, Inc.                                          3,800               67,450
-------------------------------------------------------------------------------
Valspar Corp. (The)                                 35,800            1,756,348
                                                               ----------------
                                                                     58,943,573

-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc.                               13,200            1,355,640
-------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                         3,601              358,876
-------------------------------------------------------------------------------
Lafarge North America, Inc.                         12,900              900,162
-------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                     33,500            2,435,115
-------------------------------------------------------------------------------
Vulcan Materials Co.                                22,600            1,587,424
                                                               ----------------
                                                                      6,637,217


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Crown Holdings, Inc. 1                             110,200     $      1,740,058
-------------------------------------------------------------------------------
Greif, Inc., Cl. A                                  14,200              894,600
-------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                              75,300            1,931,445
-------------------------------------------------------------------------------
Pactiv Corp. 1                                      22,700              499,854
-------------------------------------------------------------------------------
Silgan Holdings, Inc.                               19,500            1,119,885
-------------------------------------------------------------------------------
Temple-Inland, Inc.                                    500               19,895
                                                               ----------------
                                                                      6,205,737

-------------------------------------------------------------------------------
METALS & MINING--0.4%
Carpenter Technology Corp.                          22,300            1,396,872
-------------------------------------------------------------------------------
Commercial Metals Co.                               12,400              356,376
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1        3,000              120,840
-------------------------------------------------------------------------------
Nucor Corp.                                         50,600            2,805,770
-------------------------------------------------------------------------------
Phelps Dodge Corp.                                  36,500            3,885,425
-------------------------------------------------------------------------------
Quanex Corp.                                        23,600            1,439,600
-------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                       19,600              915,712
-------------------------------------------------------------------------------
Steel Dynamics, Inc.                                12,400              398,784
                                                               ----------------
                                                                     11,319,379

-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Georgia-Pacific Corp.                               43,200            1,475,280
-------------------------------------------------------------------------------
Louisiana-Pacific Corp.                             40,700            1,091,574
-------------------------------------------------------------------------------
Potlatch Corp.                                      15,000              867,000
-------------------------------------------------------------------------------
Weyerhaeuser Co.                                    20,300            1,400,294
                                                               ----------------
                                                                      4,834,148

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
Alltel Corp.                                        76,700            5,100,550
-------------------------------------------------------------------------------
BellSouth Corp.                                    272,000            7,507,200
-------------------------------------------------------------------------------
CenturyTel, Inc.                                    68,900            2,368,093
-------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.             7,200              308,160
-------------------------------------------------------------------------------
MCI, Inc.                                           38,000              969,760
-------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                      10,100              211,696

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Premiere Global Services, Inc. 1                    44,100     $        450,702
-------------------------------------------------------------------------------
SBC Communications, Inc.                           373,500            9,132,075
-------------------------------------------------------------------------------
Sprint Corp.                                        53,200            1,431,080
-------------------------------------------------------------------------------
Verizon Communications, Inc.                       847,300           29,003,079
                                                               ----------------
                                                                     56,482,395

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Corp.                                         352,000            6,969,600
-------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1               438,600           15,263,280
-------------------------------------------------------------------------------
Nextel Partners, Inc., Cl. A 1                       5,400              134,460
-------------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
Special Shares                                         700               26,740
-------------------------------------------------------------------------------
US Unwired, Inc., Cl. A 1                            5,800               36,076
                                                               ----------------
                                                                     22,430,156

-------------------------------------------------------------------------------
UTILITIES--3.4%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
ALLETE, Inc.                                        15,400              744,128
-------------------------------------------------------------------------------
American Electric Power Co., Inc.                  185,600            7,182,720
-------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                  280,000              937,870
-------------------------------------------------------------------------------
CenterPoint Energy, Inc.                            59,100              812,034
-------------------------------------------------------------------------------
CH Energy Group, Inc.                               16,800              825,720
-------------------------------------------------------------------------------
Cinergy Corp.                                       14,100              622,515
-------------------------------------------------------------------------------
CMS Energy Corp. 1                                  67,900            1,075,536
-------------------------------------------------------------------------------
Constellation Energy Group, Inc.                    49,500            2,980,395
-------------------------------------------------------------------------------
Dominion Resources, Inc.                            72,300            5,340,078
-------------------------------------------------------------------------------
Duke Energy Corp.                                  185,800            5,488,532
-------------------------------------------------------------------------------
Edison International, Inc.                         204,000            8,339,520
-------------------------------------------------------------------------------
Entergy Corp.                                       65,900            5,136,246
-------------------------------------------------------------------------------
Exelon Corp.                                       190,400           10,190,208


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
FirstEnergy Corp.                                   51,100     $      2,543,758
-------------------------------------------------------------------------------
FPL Group, Inc.                                    110,300            4,756,136
-------------------------------------------------------------------------------
Northeast Utilities Co.                              4,400               94,952
-------------------------------------------------------------------------------
NRG Energy, Inc. 1                                  49,300            1,890,655
-------------------------------------------------------------------------------
Ormat Technologies, Inc.                           181,300            3,428,383
-------------------------------------------------------------------------------
PG&E Corp.                                         190,600            7,172,278
-------------------------------------------------------------------------------
PPL Corp.                                           30,200            1,859,716
-------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.               86,200            5,542,660
-------------------------------------------------------------------------------
Southern Co.                                        26,700              934,233
-------------------------------------------------------------------------------
TXU Corp.                                           76,400            6,619,296
-------------------------------------------------------------------------------
Wisconsin Energy Corp.                               1,100               44,165
                                                               ----------------
                                                                     84,561,734

-------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Atmos Energy Corp.                                  67,500            1,968,300
-------------------------------------------------------------------------------
New Jersey Resources Corp.                           4,800              226,848
-------------------------------------------------------------------------------
Northwest Natural Gas Co.                            1,400               54,026
-------------------------------------------------------------------------------
ONEOK, Inc.                                         38,300            1,338,585
-------------------------------------------------------------------------------
Peoples Energy Corp.                                 5,600              241,640
-------------------------------------------------------------------------------
Sempra Energy                                       97,700            4,152,250
-------------------------------------------------------------------------------
Southwest Gas Corp.                                 13,000              348,140
-------------------------------------------------------------------------------
UGI Corp.                                           33,800              991,692
-------------------------------------------------------------------------------
WGL Holdings, Inc.                                  26,200              902,590
                                                               ----------------
                                                                     10,224,071

-------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Energy East Corp.                                   66,400            1,850,563
-------------------------------------------------------------------------------
Sierra Pacific Resources 1,2                        59,400              771,012
                                                               ----------------
                                                                      2,621,575
                                                               ----------------
Total Common Stocks
(Cost $2,464,096,676)                                             2,788,325,827

                                                 PRINCIPAL                VALUE
                                                    AMOUNT           SEE NOTE 1
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
-------------------------------------------------------------------------------
Undivided interest of 5.51% in joint repurchase
agreement (Principal Amount/Value $765,696,000,
with a maturity value of $765,904,652) with
UBS Warburg LLC, 3.27%, dated 7/29/05, to
be repurchased at $42,172,489 on 8/1/05,
collateralized by Federal National
Mortgage Assn., 5%, 3/1/35,
with a value of $782,601,759
(Cost $42,161,000)                           $  42,161,000     $     42,161,000
-------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $2,506,257,676)                                             2,830,486,827

-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.4%
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%

Undivided interest of 0.50% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,277,708) with
Bank of America NA, 3.33%, dated 7/29/05,
to be repurchased at $4,962,661 on 8/1/05,
collateralized by U.S. Agency Mortgages,
0.00%, 8/1/20--8/1/35, with a value
of $1,020,000,000 4                              4,961,283            4,961,283
-------------------------------------------------------------------------------
Undivided interest of 0.16% in joint repurchase
agreement (Principal Amount/Value $3,200,000,000,
with a maturity value of $3,200,891,333) with
Nomura Securities, 3.34%, dated 7/29/05, to
be repurchased at $5,001,393 on 8/1/05,
collateralized by U.S. Agency Mortgages,
2.90%--6%, 4/15/19--4/1/42, with a value
of $3,264,000,000 4                              5,000,000            5,000,000
                                                               ----------------
                                                                      9,961,283

-------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 3.49%, 8/1/05 4                      250,000              250,000
                                                               ----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $10,211,283)                                                   10,211,283


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,516,468,959)                                100.4%    $  2,840,698,110
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                 (0.4)         (11,201,812)
                                             -----------------------------------
NET ASSETS                                           100.0%    $  2,829,496,298
                                             ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2005 was $1,554,127, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $9,934,931) (cost $2,516,468,959)
--see accompanying statement of investments                                                             $  2,840,698,110
------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                           1,753,368
------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                               6,760,362
Shares of beneficial interest sold                                                                             5,230,541
Interest and dividends                                                                                         3,040,454
Other                                                                                                             26,543
                                                                                                        ----------------
Total assets                                                                                               2,857,509,378

------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                    10,211,283
------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                         12,920,126
Shares of beneficial interest redeemed                                                                         3,421,034
Distribution and service plan fees                                                                               577,827
Transfer and shareholder servicing agent fees                                                                    454,061
Shareholder communications                                                                                       280,943
Trustees' compensation                                                                                            23,245
Other                                                                                                            124,561
                                                                                                        ----------------
Total liabilities                                                                                             28,013,080

------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              $  2,829,496,298
                                                                                                        ================

------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                              $        210,616
------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                 2,462,958,675
------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              5,865,831
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                36,231,330
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                324,229,846
                                                                                                        ----------------
NET ASSETS                                                                                              $  2,829,496,298
                                                                                                        ================


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,844,002,093
and 135,830,402 shares of beneficial interest outstanding)                                              $          13.58
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)         $          14.41
------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $434,455,733 and 33,133,604 shares of
beneficial interest outstanding)                                                                        $          13.11
------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $448,491,962 and 34,086,431 shares of
beneficial interest outstanding)                                                                        $          13.16
------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $58,243,480 and 4,346,850 shares of
beneficial interest outstanding)                                                                        $          13.40
------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$44,303,030 and 3,218,768 shares of beneficial interest outstanding)                                    $          13.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $59,487)                                                 $     46,675,282
-------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                         736,028
-------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                           252,965
                                                                                                        -----------------
Total investment income                                                                                       47,664,275

-------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                               15,047,809
-------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                        3,686,295
Class B                                                                                                        4,025,589
Class C                                                                                                        4,033,695
Class N                                                                                                          232,388
-------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                        2,873,362
Class B                                                                                                        1,065,243
Class C                                                                                                          720,077
Class N                                                                                                          167,629
Class Y                                                                                                           48,773
-------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                          337,260
Class B                                                                                                          173,182
Class C                                                                                                           94,980
Class N                                                                                                           15,257
Class Y                                                                                                                3
-------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                            39,252
-------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                       37,083
-------------------------------------------------------------------------------------------------------------------------
Other                                                                                                            250,187
                                                                                                        -----------------
Total expenses                                                                                                32,848,064
Less reduction to custodian expenses                                                                              (8,528)
Less waivers and reimbursements of expenses                                                                       (5,723)
                                                                                                        -----------------
Net expenses                                                                                                  32,833,813

-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                         14,830,462


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                             $     91,803,495
Foreign currency transactions                                                                                    988,919
                                                                                                        ----------------
Net realized gain                                                                                             92,792,414
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                  247,215,248
Translation of assets and liabilities denominated in foreign currencies                                          773,268
                                                                                                        ----------------
Net change in unrealized appreciation                                                                        247,988,516

------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $    355,611,392
                                                                                                        ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                             2005                2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        $     14,830,462    $     (3,367,651)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         92,792,414         241,165,869
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    247,988,516         (72,029,022)
                                                                                    -------------------------------------
Net increase in net assets resulting from operations                                     355,611,392         165,769,196

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (8,491,754)                 --
Class B                                                                                           --                  --
Class C                                                                                           --                  --
Class N                                                                                     (157,883)                 --
Class Y                                                                                     (243,531)                 --
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (105,627,017)                 --
Class B                                                                                  (30,629,022)                 --
Class C                                                                                  (30,454,372)                 --
Class N                                                                                   (3,271,155)                 --
Class Y                                                                                   (1,898,777)                 --

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                  513,526,048         629,618,870
Class B                                                                                   41,817,432          86,494,953
Class C                                                                                   73,074,302         114,336,234
Class N                                                                                   21,285,409          17,824,109
Class Y                                                                                   35,344,456           1,311,934

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                           859,885,528       1,015,355,296
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    1,969,610,770         954,255,474
                                                                                    -------------------------------------
End of period (including accumulated net investment income
(loss) of $5,865,831 and $(11,248), respectively)                                   $  2,829,496,298    $  1,969,610,770
                                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                          2005            2004            2003          2002          2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.69     $     10.70       $    9.28     $   10.47       $   10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .12 2          (.02)           (.01)         (.04)             -- 3
Net realized and unrealized gain (loss)                  1.86            2.01            1.43         (1.15)            .48
                                                  ----------------------------------------------------------------------------
Total from investment operations                         1.98            1.99            1.42         (1.19)            .48
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.08)             --              --            --            (.01)
Dividends from net realized gain                        (1.01)             --              --            --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.09)             --              --            --            (.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     13.58     $     12.69       $   10.70     $    9.28       $   10.47
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      16.16%          18.60%          15.30%       (11.37)%          4.76%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,844,002     $ 1,213,822       $ 501,277     $ 300,244       $ 119,194
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,490,786     $   892,462       $ 362,221     $ 248,681       $  48,406
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                             0.90%           0.11%          (0.02)%       (0.36)%         (0.11)%
Total expenses                                           1.11% 6         1.17% 6,7       1.23% 6       1.30% 6,7       1.33% 6
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            134%            165%          165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                          2005            2004            2003          2002          2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.31     $     10.47       $    9.15     $   10.40       $   10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .01 2          (.07)           (.07)         (.06)           (.03)
Net realized and unrealized gain (loss)                  1.80            1.91            1.39         (1.19)            .43
                                                  ---------------------------------------------------------------------------
Total from investment operations                         1.81            1.84            1.32         (1.25)            .40
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --              --            --              --
Dividends from net realized gain                        (1.01)             --              --            --              --
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.01)             --              --            --              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     13.11     $     12.31       $   10.47     $    9.15       $   10.40
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      15.17%          17.57%          14.43%       (12.02)%          4.00%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   434,456     $   366,608       $ 237,002     $ 167,906       $  51,412
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   403,468     $   321,870       $ 187,066     $ 117,801       $  17,362
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.06%          (0.76)%         (0.85)%       (1.11)%         (0.99)%
Total expenses                                           1.95%           2.01%           2.12%         2.05%           2.15%
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 5           N/A 5,6        2.07%          N/A 5,6         N/A 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            134%            165%          165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C     YEAR ENDED JULY 31,                          2005            2004            2003          2002          2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.34     $     10.48       $    9.15     $   10.40       $   10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .02 2          (.05)           (.06)         (.06)           (.03)
Net realized and unrealized gain (loss)                  1.81            1.91            1.39         (1.19)            .43
                                                  ----------------------------------------------------------------------------
Total from investment operations                         1.83            1.86            1.33         (1.25)            .40
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --              --            --              --
Dividends from net realized gain                        (1.01)             --              --            --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.01)             --              --            --              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     13.16     $     12.34       $   10.48     $    9.15       $   10.40
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      15.30%          17.75%          14.54%       (12.02)%          4.00%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   448,492     $   348,928       $ 198,180     $ 141,434       $  43,613
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   404,242     $   289,046       $ 159,105     $  97,899       $  16,456
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.16%          (0.63)%         (0.73)%       (1.11)%         (0.98)%
Total expenses                                           1.85% 5         1.89% 5,6       1.95% 5       2.05% 5,6       2.15% 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            134%            165%          165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JULY 31,                          2005            2004            2003          2002          2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.56     $     10.62       $    9.23     $   10.45       $    9.84
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .06 2          (.04)           (.03)         (.03)           (.01)
Net realized and unrealized gain (loss)                  1.84            1.98            1.42         (1.19)            .62
                                                  ---------------------------------------------------------------------------
Total from investment operations                         1.90            1.94            1.39         (1.22)            .61
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.05)             --              --            --              --
Dividends from net realized gain                        (1.01)             --              --            --              --
                                                  ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.06)             --              --            --              --
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     13.40     $     12.56       $   10.62     $    9.23       $   10.45
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      15.62%          18.27%          15.06%       (11.67)%          6.20%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    58,243     $    33,665       $  13,369     $   5,158       $       8
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    46,600     $    22,846       $   8,524     $   2,026       $       3
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.46%          (0.28)%         (0.30)%       (0.67)%         (0.64)%
Total expenses                                           1.54%           1.62%           1.49%         1.58%           1.57%
Expenses after payments and waivers and
reduction to custodian expenses                          1.53%           1.54%            N/A 5         N/A 5,6         N/A 5
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            134%            165%          165%             92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y     YEAR ENDED JULY 31,                          2005            2004            2003          2002          2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     12.86     $     10.79       $    9.31     $   10.48       $   10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .15 2           .05             .02          (.03)            .02
Net realized and unrealized gain (loss)                  1.89            2.02            1.46         (1.14)            .47
                                                  ----------------------------------------------------------------------------
Total from investment operations                         2.04            2.07            1.48         (1.17)            .49
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.13)             --              --            --            (.01)
Dividends from net realized gain                        (1.01)             --              --            --              --
                                                  ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.14)             --              --            --            (.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     13.76     $     12.86       $   10.79     $    9.31       $   10.48
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      16.43%          19.18%          15.90%       (11.16)%          4.94%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    44,303     $     6,589       $   4,428     $   2,696       $       1
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    27,864     $     5,921       $   3,102     $   1,953       $       1
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             1.14%           0.57%           0.44%        (0.07)%          0.35%
Total expenses                                           0.82%           0.67%           0.77%         1.04%         168.30% 5
Expenses after payments and waivers and
reduction to custodian expenses                           N/A 6           N/A 6           N/A 6        1.00%           1.01%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            134%            165%          165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                         NET UNREALIZED
                                                                           APPRECIATION
                                                                       BASED ON COST OF
                                                                         SECURITIES AND
            UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED     OTHER INVESTMENTS
            NET INVESTMENT        LONG-TERM                  LOSS    FOR FEDERAL INCOME
            INCOME                     GAIN    CARRYFORWARD 1,2,3          TAX PURPOSES
            ---------------------------------------------------------------------------
            $ 8,403,925        $ 44,454,046              $ 10,337         $ 313,500,525

1. The Fund had $10,337 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2004, the Fund utilized $79,504,753 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO            REDUCTION TO
                                         ACCUMULATED         ACCUMULATED NET
            INCREASE TO               NET INVESTMENT           REALIZED GAIN
            PAID-IN CAPITAL                   INCOME        ON INVESTMENTS 4
            ----------------------------------------------------------------
            $ 4,913,673                     $ 60,215             $ 4,853,458

4. $4,913,673, including $4,650,374 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                              YEAR ENDED          YEAR ENDED
                                           JULY 31, 2005       JULY 31, 2004
            ----------------------------------------------------------------
            Distributions paid from:
            Ordinary income                $  56,154,423                $ --
            Long-term capital gain           124,619,088                  --
                                           ---------------------------------
            Total                          $ 180,773,511                $ --
                                           =================================


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities                   $ 2,527,198,280
                                                             ================
            Gross unrealized appreciation                    $   354,365,550
            Gross unrealized depreciation                        (40,865,025)
                                                             ----------------
            Net unrealized appreciation                      $   313,500,525
                                                             ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained


                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JULY 31, 2005        YEAR ENDED JULY 31, 2004
                                SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                        56,087,001    $ 721,077,772     63,199,118    $ 810,042,516
Dividends and/or
distributions reinvested     8,073,322      102,773,406             --               --
Redeemed                   (23,990,423)    (310,325,130)   (14,406,555)    (180,423,646)
                           -------------------------------------------------------------
Net increase                40,169,900    $ 513,526,048     48,792,563    $ 629,618,870
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                         7,455,377    $  93,788,134     11,511,685    $ 139,957,897
Dividends and/or
distributions reinvested     2,298,859       28,413,904             --               --
Redeemed                    (6,393,766)     (80,384,606)    (4,384,689)     (53,462,944)
                           -------------------------------------------------------------
Net increase                 3,360,470    $  41,817,432      7,126,996    $  86,494,953
                           =============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                         9,222,465    $ 116,397,855     12,280,558    $ 150,160,929
Dividends and/or
distributions reinvested     2,177,660       27,002,990             --               --
Redeemed                    (5,588,953)     (70,326,543)    (2,923,666)     (35,824,695)
                           -------------------------------------------------------------
Net increase                 5,811,172    $  73,074,302      9,356,892    $ 114,336,234
                           =============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                         2,320,216    $  29,787,035      1,779,696    $  22,298,461
Dividends and/or
distributions reinvested       262,057        3,301,929             --               --
Redeemed                      (916,516)     (11,803,555)      (357,061)      (4,474,352)
                           -------------------------------------------------------------
Net increase                 1,665,757    $  21,285,409      1,422,635    $  17,824,109
                           =============================================================


                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                               YEAR ENDED JULY 31, 2005        YEAR ENDED JULY 31, 2004
                                SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS Y
Sold                         2,709,492    $  35,440,606        225,166    $   2,880,882
Dividends and/or
distributions reinvested       166,190        2,142,194             --               --
Redeemed                      (169,258)      (2,238,344)      (123,378)      (1,568,948)
                           -------------------------------------------------------------
Net increase                 2,706,424    $  35,344,456        101,788    $   1,311,934
                           =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2005, were as follows:

                                                    PURCHASES             SALES
            -------------------------------------------------------------------
            Investment securities             $ 3,011,479,257   $ 2,501,388,481

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $4,779,209 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor


                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B, Class C and Class N shares were $6,256,957, $3,582,059 and $661,393, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
July 31, 2005       $ 1,232,937         $ 4,511       $ 703,509        $ 65,992        $ 24,968

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2005, OFS waived $5,723 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of July 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                ACQUISITION                   VALUATION AS OF        UNREALIZED
SECURITY                              DATES           COST      JULY 31, 2005      APPRECIATION
-----------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.             1/18/05      $ 401,683        $   514,297         $ 112,614
Tusk Energy Corp.                  11/15/04        463,330          1,039,830           576,500
                                                 ----------------------------------------------
                                                 $ 865,013        $ 1,554,127         $ 689,114
                                                 ==============================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2005,


                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING Continued

the Fund had on loan securities valued at $9,934,931. Collateral of $10,211,283 was received for the loans all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  56 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
September 15, 2005


                  57 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $1.0876, $1.0067, $1.0067, $1.0553 and
$1.1359 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 9, 2004, of which $0.7299 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2005 which are not designated as capital gain distributions should be multiplied by 95.40% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $42,850,601 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  58 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  59 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Equity Growth investment team and analysts. The Fund's portfolio is managed by Messrs. Monoyios and Zavanelli who are Vice Presidents of the Fund and are primarily responsible for the day-to-day management of the Fund's investments. Mr. Monoyios, CFA, has been a Senior


                  60 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Vice President of the Manager since October 2003. He is an officer of other portfolios in the OppenheimerFunds complex. Mr. Zavanelli has been a Vice President of the Manager since November 2000 and is an officer and portfolio manager of other Oppenheimer funds. Mr. Monoyios has had over 27 years of experience and Mr. Zavanelli has had over 13 years of experience managing equity investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-cap core funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and three-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-cap core funds with comparable asset levels and distribution features. The Board noted that while the Fund's actual management fees are higher than its peer group average, the Fund's contractual management fees and its total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.


                  61 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations and considerations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  62 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE            BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                             THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                                CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                        RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                   Chairman of the following private mortgage banking companies: Cherry Creek
Chairman (since 2003)                   Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), and
and Trustee (since 2000)                The El Paso Mortgage Company (since 1993); Chairman of the following private
Age: 68                                 companies: Ambassador Media Corporation (since 1984) and Broadway Ventures (since
                                        1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Director of Campus Crusade for Christ (since 1991) and the
                                        Bradley Foundation (since 2002); former Chairman of the following: Transland
                                        Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                        Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                        (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                        (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38
                                        portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                         Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 2000)                    equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 74                                 Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                        & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                        (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                        Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                        1999); and Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                        Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                        Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2000)                    (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 68                                 Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                        of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                        Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                        OppenheimerFunds complex.

EDWARD L. CAMERON,                      Member of The Life Guard of Mount Vernon (George Washington historical site)
Trustee (since 2000)                    (since June 2000); and Director of Genetic ID, Inc. (biotech company) (March
Age: 66                                 2001-May 2002). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                          Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 2000)                    Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                                 Director of P.R. Pharmaceuticals (October 1999-October 2003); and Director of
                                        Rocky Mountain Elk Foundation (February 1998-February 2003). Oversees 38
                                        portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                           Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 2000)                    Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 64                                 companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                        OppenheimerFunds complex.


                  63 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,                    Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                    (since February 2000); Director of The California Endowment (philanthropic
Age: 58                                 organization) (since April 2002); Director of Community Hospital of Monterey
                                        Peninsula (since February 2002); Director of Emerging Markets Growth Fund, Inc.
                                        (mutual fund) (since October 1991); President of ARCO Investment Management
                                        Company (February 1991-April 2000); Member of the investment committees of The
                                        Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse
                                        First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                        2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                        2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June
                                        2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                        Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                       Director of Jones International University educational organization (since August
Trustee (since 2002)                    2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 60                                 (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                        U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                        of Commercial Assets, Inc. (REIT) (1993-2000); Director of Jones Knowledge, Inc.
                                        (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                        (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,               Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                    (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                                 company) (since 1996), the Springfield Library and Museum Association (museums)
                                        (since 1995) and the Community Music School of Springfield (music school) (since
                                        1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                                        (since 1994) of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999);
                                        Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                        (January 1999-July 1999); Member of the Investment Committee of the Community
                                        Foundation of Western Massachusetts (1998-2003); and Executive Vice President of
                                        Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                        Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                      THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                             LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                        INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                         Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Trustee                   (since September 2000) of the Manager; President and Director or Trustee of other
(since 2001)                            Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 56                                 Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                        Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                        November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                        Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                        (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                        (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                        Institutional Asset Management, Inc., Centennial Asset Management


                  64 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

JOHN V. MURPHY,                         Corporation, Trinity Investment Management Corporation and Tremont Capital
Continued                               Management, Inc. (since November 2001), HarbourView Asset Management Corporation
                                        and OFI Private Investments, Inc. (since July 2001); President (since November
                                        2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                        Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                        parent company) (since February 1997); Director of DLB Acquisition Corporation
                                        (holding company parent of Babson Capital Management LLC) (since June 1995);
                                        Member of the Investment Company Institute's Board of Governors (since October 3,
                                        2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                        President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                        (open-end investment companies) (November 1999-November 2001); Director of C.M.
                                        Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                        Officer and Director of MML Bay State Life Insurance Company (September
                                        1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                        (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                        67 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS                                THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. MONOYIOS,
                                        ZACK, AND ZAVANELLI, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                        NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY,
                                        CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR
                                        HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,                   Senior Vice President of the Manager since July 2004; a Certified Financial
Senior Vice President                   Analyst. Formerly Vice President of the Manager (April 1998-July 2004). An officer
(since 2000)                            of 6 portfolios in the OppenheimerFunds complex.
Age: 56

MARK ZAVANELLI,                         Vice President of the Manager since November 2000; a Chartered Financial Analyst;
Vice President (since 2003)             an officer of 3 portfolios in the OppenheimerFunds complex. Prior to joining the
Age: 45                                 Manager in May 1998 he was President of Waterside Capital Management, a registered investment advisor (August 1995 - April 1998).

BRIAN W. WIXTED,                        Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer (since 2000)                  of the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                                 Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                        Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                        Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                        and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                        Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                        Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                        OAC (since March 1999), Centennial Asset Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                        Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                        OppenheimerFunds complex.

ROBERT G. ZACK,                         Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary            2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                            December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 56                                 December 2001); Senior Vice President and General


                  65 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                         Counsel of HarbourView Asset Management Corporation (since December 2001);
Continued                               Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                        (since September 1997) and Director (since November 2001) of OppenheimerFunds
                                        International Ltd. and OppenheimerFunds plc; Vice President and Director of
                                        Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                        Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                        President, General Counsel and Director of Shareholder Financial Services, Inc.
                                        and Shareholder Services, Inc. (since December 2001); Senior Vice President,
                                        General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                        Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                        (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                        Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                        Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                        Acting General Counsel (November 2001-February 2002) and Associate General Counsel
                                        (May 1981-October 2001) of the Manager; Assistant Secretary of the following:
                                        Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                        Services, Inc. (November 1989-November 2001), and OppenheimerFunds International
                                        Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                        OppenheimerFunds complex.

MARK S. VANDEHEY,                       Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                      2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer                Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                            President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 54                                 officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                 66 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $32,000 in fiscal 2005 and $27,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 during fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such fees pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2005 and $5,525 during fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005